Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Post-Employment Benefits
Schedule of present value of the defined benefit obligations and the fair value of the plan assets

In € thousand	12/31/2021	12/31/2020
Present value of funded obligations	155	433
Fair value of plan assets	71	240
Total post-employment benefit obligations	84	193

Schedule of reconciliation of the net defined benefit liability

In € thousand	2021	2020
Net defined liability at January 1	193	126
Defined benefit cost recognized in consolidated statement of operations	117	48
Defined benefit cost recognized in other comprehensive income	(162)	44
Employer contributions	(74)	(25)
Currency effects	10	—
Net defined liability at December 31	84	193

Schedule of reconciliation of the amount recognized in the consolidated statement of financial position

In € thousand	2021	2020
Employee benefit obligations as of January 1	433	304
Actuarial adjustments	(233)	44
thereof: experience adjustments	(202)	28
thereof: demographic adjustments	(25)	—
thereof: adjustments for financial assumptions	(6)	16
Current service cost	112	45
Past service (credit) / cost	(1)	—
Interest expense	1	1
Currency effects	19	0
Employee contributions	74	25
Benefits paid	(250)	14
Employee benefit obligations as of December 31	155	433

Schedule of reconciliation of the plan assets

In € thousand	2021	2020
Fair value of plan assets as of January 1	240	178
Employer contributions	74	25
Employee contributions	74	25
Benefits paid	(250)	14
Administration expenses	(5)	(3)
Return on asset excl. interest income	(71)	(0)
Interest income	0	1
Currency effects	9	—
Fair value of plan assets as of December 31	71	240

Schedule of expense recognized in the consolidated statements of operations and other comprehensive income

In € thousand	2021	2020
Actuarial gains (-) / losses (+) deriving from experience adjustments	(202)	28
Actuarial gains (-) / losses (+) deriving from changes in demographical assumptions	(25)	—
Actuarial gains (-) / losses (+) deriving from changes in financial assumptions	(6)	16
Return on plan assets etc., interest income	71	—
Included in other comprehensive income	(162)	44
Current service cost	112	45
Past service (credit) / cost	(1)	—
Interest income	0	(1)
Administrative expenses (effective)	5	3
Interest expense	1	1
Included in the consolidated statements of operations	117	48
Total included in the consolidated statements of operations and other comprehensive income	(45)	92

Schedule of principal actuarial assumptions

	12/31/2021	12/31/2020
Future salary increases	1.00%	1.00%
Inflation rate	0.60%	0.20%
Future pension increases	0.00%	0.00%
Discount rate	0.35%	0.15%

	2021	2020	2021	2020
Discount rate	0.25%	0.25%	(0.25)%	(0.25)%
Present value of the post-employment benefit obligations (in € thousand)	149	414	163	455
Salary increase	0.25%	0.25%	(0.25)%	(0.25)%
Present value of the post-employment benefit obligations (in € thousand)	156	434	155	433
Pension increase	0.25%	0.25%	(0.25)%	(0.25)%
Present value of the post-employment benefit obligations (in € thousand)	159	446	n/a	n/a

Schedule of significant actuarial assumptions would have had the following impact on the present value of the post-employment benefit obligations as of the respective reporting dates

(in € thousand)	December 31, 2021
Financial years	2022	2023-2026	2027-2031
Expected benefit payments	18	95	147
Total expected benefit payments	18	95	147

(in € thousand)	December 31, 2020
Financial years	2021	2022-2025	2026-2030
Expected benefit payments	12	69	229
Total expected benefit payments	12	69	229